Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2023
Inventories, Net [Abstract]
Schedule of Inventories	At June 30, 2023 and December 31, 2022, inventories consisted of the following.
	June 30, 2023	December 31, 2022
	(Unaudited)
Inventory	$463,691	$442,681
Less: reserve for obsolete inventories	(7,175)	(12,011)
Total	$456,516	$430,670